Assets Measured at Fair Value on Non-recurring Basis (Detail) (CNY)	12 Months Ended
Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible assets	46,557,669
Fair Value, Measurements, Nonrecurring | Acquired intangible assets-software
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquired Finite-lived Intangible Asset, Amount	1,146,029
Fair Value, Measurements, Nonrecurring | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquired Finite-lived Intangible Asset, Amount	15,977,373
Fair Value, Measurements, Nonrecurring | KOK3 game software
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible assets	46,557,669